Segment reporting - Geographic information about the revenues (Details) - USD ($)	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Segment Reporting Information [Line Items]
Total revenues	$ 30,841,875	$ 29,819,088	$ 26,665,601
Revenue from China
Segment Reporting Information [Line Items]
Total revenues	28,735,306	27,146,942	24,121,216
Revenue from foreign countries
Segment Reporting Information [Line Items]
Total revenues	$ 2,106,569	$ 2,672,146	$ 2,544,385